Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust II
Entity Central Index Key	0001882879
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000239677
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total International Equity ETF
Trading Symbol	GXUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$10	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[1]
AssetsNet	$ 622,151,106
Advisory Fees Paid, Amount	$ 474,683
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$622,151,106 # of Portfolio Holdings as of Period End2,429 Portfolio Turnover Rate for the Period6% Total Net Advisory Fees Paid for the Period$474,683
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.5%
Information Technology	16.4%
Industrials	15.4%
Consumer Discretionary	9.1%
Materials	7.6%
Health Care	7.4%
Consumer Staples	5.6%
Communication Services	4.9%
Energy	4.5%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000234252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. 1000 Equity ETF
Trading Symbol	GUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[2]
AssetsNet	$ 2,151,576,018
Advisory Fees Paid, Amount	$ 1,046,433
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$2,151,576,018
  # of Portfolio Holdings as of Period End1,011
  Portfolio Turnover Rate for the Period1%
  Total Net Advisory Fees Paid for the Period$1,046,433

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.7%
Financials	12.2%
Industrials	10.5%
Communication Services	10.4%
Consumer Discretionary	10.1%
Health Care	10.0%
Consumer Staples	5.3%
Energy	3.5%
Materials	2.5%
Other	4.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized
[2]	Annualized